VARIABLE INTEREST ENTITIES ("VIE") - Summary of Financial Information about Consolidated VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
VARIABLE INTEREST ENTITIES ("VIE")
TOTAL ASSETS	$ 1,269,159	$ 1,459,855
Current liabilities	109,319	201,179
TOTAL LIABILITIES	904,309	889,203
Noncontrolling interest	(14,676)	(11,126)
Equity attributable to Ayr Wellness Inc.	379,526	581,778
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,269,159	1,459,855
Revenues, net of discounts	463,633	463,630
Net income (loss) attributable to noncontrolling interest	(3,051)	(7,067)
Net loss attributable to Ayr Wellness Inc.	(359,309)	(272,433)
Net loss noncontrolling interest	(362,360)	(279,500)
Noncontrolling interest at beginning	(11,126)
Net loss attributable to noncontrolling interest	(3,051)	(7,067)
Noncontrolling interest at ending	(14,676)	(11,126)
VIE
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	21,151	8,008
Non-current assets	20,874	20,728
TOTAL ASSETS	42,025	28,736
Current liabilities	28,361	21,213
Non-current liabilities	4,171	5,032
TOTAL LIABILITIES	32,532	26,245
Noncontrolling interest	(14,676)	(11,126)
Equity attributable to Ayr Wellness Inc.	24,169	13,617
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	42,025	28,736
Revenues, net of discounts	22,789	3,632
Net income (loss) attributable to noncontrolling interest	(3,051)	(7,067)
Net loss attributable to Ayr Wellness Inc.	96	(1,275)
Net loss noncontrolling interest	(2,955)	(8,342)
Noncontrolling interest at beginning	(11,126)	2,000
Acquisition of Tahoe Hydro		(6,059)
Acquisition of variable interest entity	(499)
Net loss attributable to noncontrolling interest	(3,051)	(7,067)
Noncontrolling interest at ending	(14,676)	(11,126)
CT Solutions
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	(80)
Non-current assets	2,732
TOTAL ASSETS	2,652
Current liabilities	671
Non-current liabilities	801
TOTAL LIABILITIES	1,472
Noncontrolling interest	(652)
Equity attributable to Ayr Wellness Inc.	1,832
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,652
Revenues, net of discounts	533
Net income (loss) attributable to noncontrolling interest	(652)
Net loss noncontrolling interest	(652)
Net loss attributable to noncontrolling interest	(652)
Noncontrolling interest at ending	(652)
TH/NVG
VARIABLE INTEREST ENTITIES ("VIE")
Current assets		(351)
Non-current assets		1,077
TOTAL ASSETS		726
Current liabilities		604
Non-current liabilities		383
TOTAL LIABILITIES		987
Noncontrolling interest		796
Equity attributable to Ayr Wellness Inc.		(1,057)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		726
Net income (loss) attributable to noncontrolling interest	(392)	(673)
Net loss noncontrolling interest	(392)	(673)
Noncontrolling interest at beginning	796	7,528
Acquisition of Tahoe Hydro		(6,059)
Acquisition of variable interest entity	(404)
Net loss attributable to noncontrolling interest	(392)	(673)
Noncontrolling interest at ending		796
Parma
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	16,545	10,616
Non-current assets	11,816	13,210
TOTAL ASSETS	28,361	23,826
Current liabilities	25,721	18,962
Non-current liabilities	132	1,280
TOTAL LIABILITIES	25,853	20,242
Noncontrolling interest	(10,058)	(10,158)
Equity attributable to Ayr Wellness Inc.	12,566	13,742
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	28,361	23,826
Revenues, net of discounts	8,938	3,170
Net income (loss) attributable to noncontrolling interest	100	(4,630)
Net loss attributable to Ayr Wellness Inc.	96	(1,275)
Net loss noncontrolling interest	196	(5,905)
Noncontrolling interest at beginning	(10,158)	(5,528)
Net loss attributable to noncontrolling interest	100	(4,630)
Noncontrolling interest at ending	(10,058)	(10,158)
Ohio Dispensaries
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	4,686	(2,257)
Non-current assets	6,326	6,441
TOTAL ASSETS	11,012	4,184
Current liabilities	1,969	1,647
Non-current liabilities	3,238	3,369
TOTAL LIABILITIES	5,207	5,016
Noncontrolling interest	(3,966)	(1,764)
Equity attributable to Ayr Wellness Inc.	9,771	932
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,012	4,184
Revenues, net of discounts	13,318	462
Net income (loss) attributable to noncontrolling interest	(2,107)	(1,764)
Net loss noncontrolling interest	(2,107)	(1,764)
Noncontrolling interest at beginning	(1,764)
Acquisition of variable interest entity	(95)
Net loss attributable to noncontrolling interest	(2,107)	(1,764)
Noncontrolling interest at ending	$ (3,966)	$ (1,764)